Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Inventory [Line Items]
Finished goods	¥ 229,473	¥ 178,019
Materials and supplies	2,653	2,717
Total	¥ 232,126	¥ 180,736